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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sectoral Asset Management Inc.
                 -------------------------------
   Address:      1000 Sherbrooke West, Suite 2120
                 -------------------------------
                 Montreal, QC H3A 3G4 Canada
                 -------------------------------

Form 13F File Number: 028-10653
                      ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jerome Pfund
         -------------------------------
Title:   Chief Executive Officer
         -------------------------------
Phone:   514-849-8777
         -------------------------------

Signature, Place, and Date of Signing:

     /s/ Jerome Pfund,
   Chief Executive Officer        Montreal, Quebec, Canada   November 13, 2008
-------------------------------   ------------------------   -----------------
           [Signature]                  [City, State]              [Date]

Report Type (Check only one.):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:         64
                                        --------------------

Form 13F Information Table Value Total:     $3,187,201
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ -------- ------------------------
                                                      VALUE    SHRS OR   SH/   PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL  DISCRETION  MANAGERS   SOLE    SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ----------  -------- --------- ------ --------
ABBOTT LABS               COMMON           002824100   16,583   287,998  SH          SOLE                    43,630     0   244,368
AFFYMAX INC               COMMON           00826A109    3,575   180,112  SH          SOLE                    46,690     0   133,422
AKORN INC                 COMMON           009728106      781   152,253  SH          SOLE                   152,253     0         0
ALEXION PHARM INC         COMMON           015351109  108,994 2,773,380  SH          SOLE                 2,536,980     0   236,400
ALIGN TECH INC            COMMON           016255101    6,616   610,925  SH          SOLE                   184,025     0   426,900
ALLERGAN INC              COMMON           018490102   31,507   611,780  SH          SOLE                   393,780     0   218,000
AMGEN INC                 COMMON           031162100  298,834 5,041,915  SH          SOLE                 4,599,088     0   442,827
AMYLIN PHARM INC          COMMON           032346108   79,020 3,908,025  SH          SOLE                 3,500,625     0   407,400
ARDEA BIOSCIENCES         COMMON           03969P107    2,127   153,790  SH          SOLE                   153,790     0         0
ARRAY BIOPHARMA INC       COMMON           04269X105    2,616   340,671  SH          SOLE                   340,671     0         0
AUXILIUM PHARMACEUTICALS  COMMON           05334D107   96,066 2,964,992  SH          SOLE                 2,856,992     0   108,000
BARR PHARMACEUTICALS      COMMON           068306109    6,961   106,600  SH          SOLE                   106,600     0         0
BIOGEN IDEC INC           COMMON           09062X103  141,164 2,807,000  SH          SOLE                 2,619,100     0   187,900
BIOMARIN PHARMAC INC      COMMON           09061G101   33,046 1,247,500  SH          SOLE                 1,200,000     0    47,500
BRISTOL MYERS SQUIBB      COMMON           110122108   17,423   835,649  SH          SOLE                   141,449     0   694,200
CARDIOME PHARMA CORP      COMMON           14159U202   35,652 4,691,046  SH          SOLE                 4,231,646     0   459,400
CELGENE CORP              COMMON           151020104  244,280 3,860,309  SH          SOLE                 3,475,009     0   385,300
CEPHALON INC              COMMON           156708109    6,532    84,300  SH          SOLE                    84,300     0         0
COUGAR BIOTECH            COMMON           222083107    2,906    87,042  SH          SOLE                    87,042     0         0
CUBIST PHARMACEUT         COMMON           229678107   47,713 2,146,354  SH          SOLE                 2,067,354     0    79,000
CV THERAPEUTICS INC       COMMON           126667104   31,424 2,909,629  SH          SOLE                 2,800,429     0   109,200
DECODE GENETICS INC       COMMON           243586104      155   398,376  SH          SOLE                   398,376     0         0
DEXCOM INC                COMMON           252131107    6,989 1,129,110  SH          SOLE                   771,623     0   357,487
DR REDDYS LABS LTD        ADR              256135203    6,767   606,900  SH          SOLE                   606,900     0         0
DYNAVAX TECHNOLOGIS       COMMON           268158102    2,349 1,654,257  SH          SOLE                 1,654,257     0         0
ENDO PHARM HLDGS INC      COMMON           29264F205    9,302   465,086  SH          SOLE                   410,586     0    54,500
FOREST LABS INC           COMMON           345838106    6,041   213,600  SH          SOLE                   213,600     0         0
GENENTECH INC             COMMON           368710406   89,389 1,008,000  SH          SOLE                   952,300     0    55,700
GENZYME CORP              COMMON           372917104  294,724 3,643,511  SH          SOLE                 3,265,011     0   378,500
GILEAD SCIENCES INC       COMMON           375558103  136,958 3,001,485  SH          SOLE                 2,770,485     0   231,000
GIVEN IMAGING             ORD SHS          M52020100    6,635   595,043  SH          SOLE                   413,043     0   182,000
HUMAN GENOME SCI          COMMON           444903108   30,922 4,869,669  SH          SOLE                 4,696,559     0   173,110
ICAGEN INC                COMMON           45104P104      527   537,447  SH          SOLE                   537,447     0         0
ILLUMINA INC              COMMON           452327109  103,298 2,548,668  SH          SOLE                 2,378,268     0   170,400
INTERMUNE INC             COMMON           45884X103   74,757 4,369,204  SH          SOLE                 3,944,204     0   425,000
INVITROGEN CORP           COMMON           46185R100  100,412 2,656,400  SH          SOLE                 2,524,000     0   132,400

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

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ -------- ------------------------
                                                      VALUE    SHRS OR   SH/   PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL  DISCRETION  MANAGERS   SOLE    SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ----------  -------- --------- ------ --------
ISIS PHARMACEUTICALS      COMMON           464330109   43,773 2,591,655  SH          SOLE                 2,500,155     0    91,500
K V PHARMACEUTICAL        CL A             482740206    8,718   383,891  SH          SOLE                   383,891     0         0
LUMINEX CORP DEL          COMMON           55027E102   56,809 2,271,433  SH          SOLE                 2,096,217     0   175,216
MEDICINES CO              COMMON           584688105   56,931 2,451,800  SH          SOLE                 2,361,400     0    90,400
MEDTRONIC INC             COMMON           585055106    2,089    41,690  SH          SOLE                       290     0    41,400
MERCK & CO INC            COMMON           589331107   17,586   557,223  SH          SOLE                    99,223     0   458,000
MICROMET INC              COMMON           59509C105    1,527   344,641  SH          SOLE                   344,641     0         0
MOMENTA PHARMACEUTIC      COMMON           60877T100    9,558   729,054  SH          SOLE                   418,854     0   310,200
MYLAN INC                 COMMON           628530107   11,781 1,031,600  SH          SOLE                   652,500     0   379,100
MYRIAD GENETICS INC       COMMON           62855J104  154,901 2,387,500  SH          SOLE                 2,153,000     0   234,500
NOVARTIS AG               SP ADR           66987V109    1,979    37,445  SH          SOLE                    37,445     0         0
NOVO-NORDISK AS           ADR              670100205    4,114    80,360  SH          SOLE                    34,160     0    46,200
ONYX PHARMACEUTICALS      COMMON           683399109  131,040 3,621,889  SH          SOLE                 3,280,589     0   341,300
OSI PHARMACEUTICALS       COMMON           671040103   91,490 1,856,155  SH          SOLE                 1,788,055     0    68,100
PROGENICS PHARMACEUT      COMMON           743187106   52,601 3,951,969  SH          SOLE                 3,385,069     0   566,900
SAVIENT PHARMA            COMMON           80517Q100   89,959 6,033,479  SH          SOLE                 5,568,379     0   465,100
SCHERING PLOUGH CORP      COMMON           806605101   25,359 1,373,003  SH          SOLE                   301,303     0 1,071,700
SEQUENOM INC              COMMON           817337405   72,213 2,712,742  SH          SOLE                 2,503,842     0   208,900
SHIRE PLC                 SP ADR           82481R106   16,964   355,277  SH          SOLE                   325,777     0    29,500
ST JUDE MEDICAL INC       COMMON           790849103    8,296   190,750  SH          SOLE                         0     0   190,750
STRYKER CORP              COMMON           863667101   14,068   225,807  SH          SOLE                    28,907     0   196,900
TEVA PHARMACEUTICAL       ADR              881624209   21,490   469,308  SH          SOLE                   275,708     0   193,600
TRUBION PHARMA            COMMON           89778N102    2,082   626,996  SH          SOLE                   626,996     0         0
VARIAN MED SYS INC        COMMON           92220P105   14,717   257,604  SH          SOLE                    48,427     0   209,177
VERTEX PHARMACEUTICL      COMMON           92532F100  136,832 4,116,491  SH          SOLE                 3,852,791     0   263,700
WYETH                     COMMON           983024100   31,476   852,091  SH          SOLE                   167,491     0   684,600
XENOPORT INC              COMMON           98411C100   10,068   207,637  SH          SOLE                   207,637     0         0
ZYMOGENETICS INC          COMMON           98985T109   15,735 2,362,683  SH          SOLE                 2,232,683     0   130,000